33 Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2019
Other Income Expenses Net
Schedule of other income (expenses), net
	Note	2019	2018	2017
	2.7		Restated
Other income
PIS and COFINS credits - exclusion of ICMS from the calculation basis	10(c)	1,904,206	235,919
Fine on supply contract of raw material, net	(i)	375,020	386,020
Insurance indemnity		18,286	100,876
Fixed assets disposal results		11,140	93,814
Tax Credits recovery		3,094	46,179
Capital gain - sale of Quantiq				276,816
Other		96,688	164,414	38,118
		2,408,434	1,027,222	314,934

Other expenses
Provision - geological event in Alagoas	26	(3,383,067)
Leniency agreement	25			(375,476)
Provision for losses on the fixed asset		(158,320)	(44,420)	(205,929)
Recovery of environmental damage		(141,536)	(89,396)	(102,466)
Allowance for judicial claims		(136,135)	(83,280)	(119,919)
Programmed stop in plants		(108,192)	(91,380)
Fine on sales contracts		(104,179)	(49,487)
Other		(415,513)	(196,750)	(366,024)
		(4,446,942)	(554,713)	(1,169,814)

(i)	The contractual penalty charged from a supplier for failing to supply feedstock to the subsidiary Braskem Idesa is R$335,281 (R$338,125 in 2018).